12a. Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the statutory federal income tax rate to the entity's effective income tax rate on income before income taxes
Federal statutory rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	7.00%	0.70%
Book derivative income (expense)	13.40%	(14.20%)
Dividend income from Canadian subsidiary	(6.60%)
Section 78 Gross up	(2.50%)
Stock compensation expense	(5.20%)	(1.10%)
Acquisition costs	(2.40%)
Taxes related to foreign operations	2.10%
Officers' life insurance	(0.70%)	(0.10%)
Goodwill impairment	0.00%	(6.60%)
Intangibles impairment	0.00%	(0.30%)
Change in valuation allowance	(16.90%)	(10.60%)
Other	(1.50%)	(1.80%)
Effective income tax rate	20.90%	0.00%